UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	10/31/07

Item 1. Reports to Stockholders.

October 31, 2007

Annual Report

Institutional Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	3

Fund Review and Commentary	4

Financial Statements

Schedule of Portfolio Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	17

Supplemental Information

Trustee and Officer Information	18

Proxy Voting and Form N-Q Information	21

Expense Examples	21

Additional Federal Income Tax Information	23

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Institutional
Funds

Call Victory at:

866-689-6999

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

The broad equity market's performance in 2007 reflected an investment environment characterized by increasing uncertainty, rising market volatility, and mounting investor anxiety. Following a second quarter when the market advanced sharply, volatility surged in the third quarter and in October, driven by fears that mortgage-related losses and tighter credit would lead to slower economic growth. In the fixed income market, year-to-date returns have been modest. Credit spreads widened and Treasury prices rose during 2007 as investors sought safety.

The Federal Reserve attempted to ease investor concerns by cutting the discount rate by 50 basis points in August and September and the Federal Funds rate by 50 basis points following its September Federal Open Market Committee meeting. The markets, however, remain unsettled at the time of this writing.

While the deterioration in financial market conditions and the tightening of credit quality could have an adverse effect on the economy, our outlook is optimistic. The economy should continue to expand, albeit at a slower rate. While corporate earnings growth is moderating, it is expected to remain near its long-term average. Inflation is modest, liquidity remains high, and the equity market typically responds well to monetary easing.

At Victory, we continue to develop solutions responsive to the needs of our markets. On September 4th, Victory Capital Management announced the launch of a new share class designed to meet the needs of retirement plan sponsors, institutions, and high net worth clients for lower expenses and competitive performance in registered investment vehicles. Available for several of our most popular Victory Funds, the I Class shares are offered to investors who make an initial minimum investment of $2.5 million and investors in selected fee-based programs. In addition, the I Class shares are available for purchase by retirement plans and by certain non-qualified deferred compensation plans with aggregate plan assets greater than $25 million.

We continue to aggressively implement our strategic plan for investment management, which is based on three key elements, which we shared with you in our last letter:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest and straightforward – our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

In closing, we continue to appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-866-689-6999 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President
The Victory Institutional Funds

The Victory Institutional Funds

Institutional Diversified Stock Fund

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investment, including high-grade fixed income securities. The net asset value per share of this Fund fluctuates as the value of the securities in the portfolio change.

Commentary

Fiscal year 2007 continued to build on 2006's outperformance by returning 19.87% versus 14.56% for the S&P 500 Index1 over the same period. This performance can be attributed in part to the stability of management. The same lead portfolio manager has managed this product for eighteen consecutive years.

Synchronized global economic growth helped to offset weakness in the US residential housing market, and sectors leveraged to the global expansion led the equity market higher. The Fund was positioned well, emphasizing the Capital Goods and Basic Industry sectors. The Financial sector was the only sector to experience a decline during the fiscal year, and the Fund's significant underweight position in this sector also helped performance.

Top performing holdings were Transocean (+65%), ABB (+103%), Intel (+26%), and Charles Schwab (+28%). Transocean has benefited from tremendous demand for its deep water drilling equipment as exploration capital expenditure budgets continue to expand amidst the higher Energy Sector price environment. ABB is a global leader in power and automation technologies, and infrastructure spending in emerging markets such as India and China has created a nice tailwind of growth. Detractors to performance were AMBAC (-56%), and Amgen (-48%). AMBAC's business segment that insures collateralized debt obligations (CDOs) suffered from the fallout of the subprime housing market. Safety concerns surrounding higher dosages of Amgen's anemia drug caused the selloff in that security. Amgen was eliminated from the portfolio, minimizing its impact.

Portfolio Holdings

As a Percentage of Total Investments

The Victory Institutional Funds

Institutional Diversified Stock Fund (continued)

Average Annual Total Return

Year Ending October 31, 2007

INSTITUTIONAL DIVERSIFIED STOCK FUND Class A
INCEPTION DATE	6/24/05
Net Asset Value
One Year	19.87%
Since Inception	16.31%

Expense Ratios

Gross	0.69%
With Applicable Waivers	0.69%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.VictoryConnect.com.

The above expense ratios are from the Fund's prospectus dated March 1, 2007. Additional information pertaining to the Fund's expense ratio as of October 31, 2007 can be found in the financial highlights.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Growth of $10,000,000 — Institutional Diversified Stock Fund vs. S&P 500 Index1

For the period 06/24/05 to 10/31/07

1The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000,000 investment in the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Institutional Funds  Schedule of Portfolio Investments
Institutional Diversified Stock Fund  October 31, 2007

(Amounts in Thousands, Except for Shares)

Security Description	Shares/ Amount	Principal Value
Commercial Paper (3.8%)
Dexia Delaware LLC, 4.79% (a), 11/1/07	$17,369	$17,367
Total Commercial Paper (Amortized Cost $17,369)		17,367
Common Stocks (68.3%)
Aerospace/Defense (2.0%)
United Technologies Corp.	118,300	9,061
Automotive (1.3%)
Ford Motor Co. (b)	650,000	5,766
Banks (1.7%)
Bank of America Corp.	163,800	7,908
Beverages (5.7%)
Coca-Cola Co.	170,900	10,555
Diageo PLC, ADR	57,600	5,285
PepsiCo, Inc.	138,964	10,244
		26,084
Biotechnology (2.1%)
Genentech, Inc. (b)	70,800	5,248
Gilead Sciences, Inc. (b)	94,600	4,370
		9,618
Brokerage Services (1.6%)
Charles Schwab Corp.	316,346	7,352
Building Materials (0.4%)
USG Corp. (b)	50,069	1,990
Chemicals (1.5%)
PPG Industries, Inc.	94,100	7,033
Praxair, Inc.	100	9
		7,042
Coal (0.6%)
Peabody Energy Corp.	46,920	2,616
Computers & Peripherals (3.8%)
Dell, Inc. (b)	220,675	6,752
Network Appliance, Inc. (b)	198,600	6,254
Seagate Technology	158,505	4,413
		17,419
Cosmetics & Toiletries (2.0%)
Procter & Gamble Co.	133,175	9,258
Electronics (1.4%)
General Electric Co.	159,442	6,563
Engineering (0.5%)
ABB Ltd., ADR	81,200	2,454
Environmental Control (0.5%)
Waste Management, Inc.	58,100	2,114

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  October 31, 2007

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Financial Services (1.7%)
AMBAC Financial Group, Inc.	11,835	$436
Capital One Financial Corp.	1	—	(c)
Fannie Mae	128,900	7,352
		7,788
Health Care (1.1%)
Medtronic, Inc.	101,825	4,831
Heavy Machinery (0.9%)
Caterpillar, Inc.	55,605	4,149
Home Builders (0.6%)
Toll Brothers, Inc. (b)	125,900	2,884
Insurance (1.6%)
American International Group, Inc.	115,925	7,317
Internet Business Services (2.3%)
Google, Inc., Class A (b)	14,600	10,322
Internet Service Provider (0.4%)
Yahoo, Inc. (b)	61,316	1,907
Investment Companies (0.8%)
Franklin Resources, Inc.	200	26
The Blackstone Group LP (b)	143,500	3,649
		3,675
Manufacturing-Miscellaneous (1.9%)
3M Co.	52,000	4,491
Textron, Inc.	62,354	4,315
		8,806
Media (0.9%)
Viacom, Inc., Class B (b)	93,900	3,877
Medical Supplies (0.4%)
Zimmer Holdings, Inc. (b)	26,500	1,841
Mining (2.3%)
Newmont Mining Corp.	201,600	10,253
Oil & Gas Exploration-Production & Services (3.5%)
Chesapeake Energy Corp.	159,200	6,285
Transocean, Inc. (b)	80,720	9,636
		15,921
Oilfield Services & Equipment (6.1%)
BJ Services Co.	102,699	2,587
Halliburton Co.	276,970	10,918
Schlumberger Ltd.	146,519	14,149
		27,654

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  October 31, 2007

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Pharmaceuticals (6.2%)
Johnson & Johnson	112,400	$7,325
Merck & Co., Inc.	146,800	8,553
Pfizer, Inc.	216,150	5,320
Schering-Plough Corp.	131,600	4,016
Wyeth	66,651	3,241
		28,455
Retail-Department Stores (0.9%)
Kohl's Corp. (b)	78,198	4,299
Retail-Drug Stores (1.0%)
CVS Corp.	111,541	4,659
Retail-Specialty Stores (0.3%)
Tiffany & Co.	21,050	1,141
Semiconductors (6.4%)
Intel Corp.	292,600	7,871
Maxim Integrated Products, Inc.	174,080	4,717
STMicroelectronics N.V., NY Shares	351,000	6,006
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	747,449	7,960
Texas Instruments, Inc.	76,000	2,478
		29,032
Transportation Services (2.3%)
United Parcel Service, Inc., Class B	137,575	10,332
Utilities-Electric (1.6%)
Exelon Corp.	88,000	7,285
Total Common Stocks (Cost $276,409)		311,673
Investment Companies (0.0%)
Bank of New York Cash Reserve Fund, 1.90% (d)	50,497	50
Total Investment Companies (Cost $50)		50
Total Investments (Cost $293,828) — 72.1%		329,090
Other assets in excess of liabilities — 27.9%		127,595
NET ASSETS — 100.0%		$456,685

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Rounds to less than $1,000.

(d)  Rate disclosed is the one day yield on 10/31/07.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities
The Victory Institutional Funds  October 31, 2007

(Amounts in Thousands, Except Per Share Amounts)

Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $293,828)	$329,090
Interest and dividends receivable	174
Receivable for capital shares issued	127,110
Receivable for investments sold	4,023
Prepaid expenses	42
Total Assets	460,439
LIABILITIES:
Payable for investments purchased	3,377
Payable for capital shares redeemed	182
Accrued expenses and other payables:
Investment advisory fees	135
Administration fees	6
Custodian fees	10
Accounting fees	2
Transfer agent fees	18
Trustee fees	1
Other accrued expenses	23
Total Liabilities	3,754
NET ASSETS:
Capital	400,399
Accumulated undistributed net investment income	116
Accumulated undistributed net realized gains from investment transactions	20,908
Net unrealized appreciation on investments	35,262
Net Assets	$456,685
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	33,170
Net asset value, offering price & redemption price per share:	$13.77

See notes to financial statements.

  Statement of Operations
The Victory Institutional Funds  For the Year Ended October 31, 2007

(Amounts in Thousands)

Institutional Diversified Stock Fund
Investment Income:
Interest income	$597
Dividend income	4,139
Total Income	4,736
Expenses:
Investment advisory fees	1,273
Administration fees	61
Accounting fees	28
Custodian fees	41
Transfer agent fees	55
Trustees' fees	24
Chief Compliance Officer fees	4
Legal and audit fees	64
Other expenses	110
Total Expenses	1,660
Net Investment Income	3,076
Realized/Unrealized Gains from Investment Transactions
Net realized gains from investment transactions	23,057
Net change in unrealized appreciation/depreciation on investments	20,155
Net realized/unrealized gains from investments	43,212
Change in net assets resulting from operations	$46,288

See notes to financial statements.

The Victory Institutional Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Diversified Stock Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006
From Investment Activities:
Operations:
Net investment income	$3,076	$957
Net realized gains from investment transactions	23,057	2,392
Net change in unrealized appreciation/ depreciation on investments	20,155	15,220
Change in net assets resulting from operations	46,288	18,569
Distributions to shareholders:
From net investment income	(3,002)	(939)
From net realized gains	(3,030)	—
Change in net assets resulting from distributions to shareholders	(6,032)	(939)
Change in net assets from capital transactions	212,760	143,866
Change in net assets	253,016	161,496
Net Assets:
Beginning of period	203,669	42,173
End of period	$456,685	$203,669
Accumulated undistributed net investment income	$116	$42
Capital Transactions:
Proceeds from shares issued	$243,668	$163,897
Dividends reinvested	4,416	674
Cost of shares redeemed	(35,324)	(20,705)
Change in net assets from capital transactions	$212,760	$143,866
Share Transactions:
Issued	18,327	14,942
Reinvested	357	61
Redeemed	(2,795)	(1,859)
Change in shares	15,889	13,144

See notes to financial statements.

The Victory Institutional Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Diversified Stock Fund
	Year Ended October 31, 2007	Year Ended October 31, 2006	Period Ended October 31, 2005(a)
Net Asset Value, Beginning of Period	$11.79	$10.19	$10.00
Investment Activities:
Net investment income	0.15	0.09	0.02
Net realized and unrealized gains on investments	2.16	1.60	0.19 (b)
Total from Investment Activities	2.31	1.69	0.21
Distributions from:
Net investment income	(0.15)	(0.09)	(0.02)
Net realized gains from investments	(0.18)	—	—
Total Distributions	(0.33)	(0.09)	(0.02)
Net Asset Value, End of Period	$13.77	$11.79	$10.19
Total Return (c)	19.87%	16.62%	2.08%
Ratios/Supplemental Data:
Net Assets at End of Period (000)	$456,685	$203,669	$42,173
Ratio of expenses to average net assets (d)	0.65%	0.61%	0.61%
Ratio of net investment income to average net assets (d)	1.21%	0.87%	0.86%
Ratio of expenses to average net assets (d) (e)	0.65%	0.69%	1.13%
Ratio of net investment income to average net assets (d) (e)	1.21%	0.79%	0.34%
Portfolio turnover (c)	102%	92%	28%

(a)  The Fund commenced operations on June 24, 2005. The Fund has changed its originally stated inception date of June 27, 2005 to June 24, 2005.

(b)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements
The Victory Institutional Funds  October 31, 2007

1.  Organization:

The Victory Institutional Funds (the "Trust") were organized on August 1, 2003, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one fund. The accompanying financial statements and financial highlights are those of the Institutional Diversified Stock Fund (the "Fund").

The Fund is authorized to issue one class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting date which occurs during the fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund is required to implement FIN 48 in its net asset value per share calculation on April 30, 2008. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact on the financial statements once adopted.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the input used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

  Notes to Financial Statements — continued
The Victory Institutional Funds  October 31, 2007

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statement of assets and liabilities. As of October 31, 2007, the Fund had no outstanding "when-issued" purchase commitments.

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  October 31, 2007

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2007 were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$319,209	$248,262	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Victory Capital Management, Inc. ("VCM" or the "Adviser") provides investment advisory services to the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

Effective August 31, 2007, VCM acts as the Fund's Administrator and Fund Accountant. Under the terms of the Administration and Fund Accountant Agreement, VCM's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year for providing administration services and VCM receives $25,000 per year for providing Fund Accounting Services.

Effective August 31, 2007, Citi Fund Services Ohio, Inc. ("Citi") acts as the Fund's sub-administrator and sub-fund accountant. Under the terms of a Sub-Administration Agreement between VCM and Citi, VCM pays Citi for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Prior to August 31, 2007, Citi served as Administrator and Fund Accountant under the same fee schedule as the Administration and Fund Accounting Agreement described above.

Effective August 1, 2007, the BISYS Group, Inc., and its subsidiaries, was acquired by Citibank N.A. The Adviser has an agreement with Citi (formerly BISYS Fund Services Ohio, Inc.) under which Citi serves as sub-administrator and sub-fund accountant.

Continued

  Notes to Financial Statements — continued
The Victory Institutional Funds  October 31, 2007

Citi also serves as the Transfer Agent for the Fund. Under the terms of the Transfer Agent Agreement, Citi is entitled to fees of $25,000 per year. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 30, 2007, the Distributor was not affiliated with the Adviser but was an affiliate of Citi. Effective November 30, 2007, KeyCorp, an affiliate of the Adviser, acquired the Distributor.

5.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amount in thousands):

	Distributions Paid From
	Ordinary Income	Net Long- Term Capital Gains	Total Distributions Paid
Institutional Diversified Stock Fund	$5,795	$237	$6,032

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid.) (amount in thousands):

Distributions Paid From Ordinary Income
Institutional Diversified Stock Fund	$939

As of October 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable may differ from the Statement of Assets and Liabilities because for tax purposes, dividends are recognized when actually paid.) (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Gains	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Institutional Diversified Stock Fund	$15,283	$6,302	$21,585	$34,701	$56,286

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Institutional Diversified Stock Fund	$294,389	$39,455	$(4,754)	$34,701

Continued

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
The Victory Institutional Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Diversified Stock Fund (one portfolio constituting The Victory Institutional Funds, hereafter referred to as the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 21, 2007

  Supplemental Information
The Victory Institutional Funds  October 31, 2007

  (Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eight Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 56	Trustee	February 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 60	Vice Chair and Trustee	August 2003	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 56	Trustee	February 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 50	Trustee	February 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

  Supplemental Information — continued
The Victory Institutional Funds  October 31, 2007

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Lyn Hutton, 57	Trustee	August 2003	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 73	Trustee	August 2003	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 67	Trustee	August 2003	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 63	Chair and Trustee	August 2003	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Continued

  Supplemental Information — continued
The Victory Institutional Funds  October 31, 2007

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 35	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo II, 33	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004-July 2005). Chief Financial Officer, Advisor Services, Gartmore Global (August 2003-August 2004). Corporate Controller Gartmore Global (June 2000-August 2003).

Mr. Christopher K. Dyer, 45	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 53	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 39	Treasurer	May 2006	Vice President, Fund Administration, Citi.

Mr. Michael Donahoe, 43	Anti-Money Laundering Compliance Officer	October 2007	VP Fund Compliance, Citi (since July 2006); Chief Financial Officer and Chief Compliance Officer, Shaker Investments, LLC (August 2002-July 2006).

Mr. Edward J. Veilleux, 64	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) (since 2002); Director of Deutsche Asset Management (1987-2002).

Continued

  Supplemental Information — continued
The Victory Institutional Funds  October 31, 2007

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-242-9596. The information is also included in the Trust's Statement of Additional Information, which is available on the Trust's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Trust voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Trust's website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 through October 31, 2007.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expenses Paid During Period* 5/1/07-10/31/07	Expense Ratio During Period** 5/1/07-10/31/07
Institutional Diversified Stock Fund	$1,000.00	$1,107.20	$3.51	0.66%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

  Supplemental Information — continued
The Victory Institutional Funds  October 31, 2007

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Expense Paid During Period* 5/1/07-10/31/07	Expense Ratio During Period** 5/1/07-10/31/07
Institutional Diversified Stock	$1,000.00	$1,021.88	$3.36	0.66%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

  Supplemental Information — continued
The Victory Institutional Funds  October 31, 2007

  (Unaudited)

Additional Federal Income Tax Information

The Institutional Diversified Stock Fund designates the following amount as a long-term capital gain distribution. The amount designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares (amount in thousands):

Amount
Institutional Diversified Stock Fund	$604

For the year ended October 31, 2007, the Fund paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Amount
Institutional Diversified Stock Fund	25%

Dividends qualifying for corporate dividends received deduction of:

Amount
Institutional Diversified Stock Fund	26%

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Institutional Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	866-689-6999

IFAR 12/07

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Dr. Thomas Morrissey, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2007	2006
Audit Fees	22,000	30,375
Audit-Related Fees	0	0
Tax Fees	9,925	7,150
All Other Fees	0	0

Tax fees for both 2007 and 2006 are for recurring tax fees for the preparation of federal and state tax returns.

(e)(1)The registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services.  The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) – Not applicable

(g)

2006	$7,150
2007	$9,925

(h) The registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant’s investment advisor (and the advisor’s relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	January 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David C. Brown
David C. Brown, President

Date	January 4, 2008

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	January 4, 2008

* Print the name and title of each signing officer under his or her signature.